UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HODLINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21768

Morgan Stanley Institutional Fund of Hedge Funds II LP

(Exact Name of Registrant as specified in Charter)

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Arthur Lev, Esq.

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, NY 10020

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds II LP

Schedule of Investments (Unaudited)

March 31, 2007

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds

Convertible Arbitrage
Lydian Partners II L.P.	7/1/2006	$1,200,000	$1,296,487	3.63%

Total Convertible Arbitrage		1,200,000	1,296,487	3.63

Distressed
ADM Galleus Fund	7/1/2006	1,200,000	1,211,521	3.39

Total Distressed		1,200,000	1,211,521	3.39

Equity Long/Short - Opportunistic
East Side Capital, L.P.	7/1/2006	800,000	912,652	2.55
Karsch Capital II, LP	7/1/2006	1,200,000	1,413,198	3.96

Total Equity Long/Short - Opportunistic		2,000,000	2,325,850	6.51

Event Driven Credit
Plainfield Special Situations Onshore Feeder Fund LP	7/1/2006	1,600,000	1,744,395	4.89

Total Event Driven Credit		1,600,000	1,744,395	4.89

Mortgage Arbitrage
Ellington Mortgage Partners, L.P.	7/1/2006	1,400,000	1,483,464	4.15
Highland Spectrum Fund, LP	7/1/2006	1,400,000	1,365,717	3.82
New Ellington Credit Partners, LP	7/1/2006	1,200,000	1,209,472	3.39

Total Mortgage Arbitrage		4,000,000	4,058,653	11.36

Multi-Strategy
Amaranth Capital Partners LLC	7/1/2006	366,439	112,227	0.32
Citadel Wellington LLC	7/1/2006	2,000,000	2,582,974	7.23
D.E. Shaw Composite Fund, L.L.C.	7/1/2006	2,430	29,407	0.08
Polygon Global Opportunities Fund LP	7/1/2006	2,800,000	3,386,414	9.48

Total Multi-Strategy		5,168,869	6,111,022	17.11

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Morgan Stanley Institutional Fund of Hedge Funds II LP

Schedule of Investments (Unaudited) (continued)

March 31, 2007

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)

Relative Value Credit
Trilogy Financial Partners, L.P.	7/1/2006	$1,000,000	$1,077,419	3.02%

Total Relative Value Credit		1,000,000	1,077,419	3.02

Restructurings and Value
Amber Fund, LP	7/1/2006	1,000,000	1,250,482	3.50
One East Partners, LP	8/1/2006	1,000,000	1,100,030	3.08

Total Restructurings and Value		2,000,000	2,350,512	6.58

Total Investments in Investment Funds		18,168,869	20,175,859	56.49

Short-Term Investments
State Street Eurodollar Time Deposit 4.25% due 4/02/07		1,365,990	1,365,990	3.83

Total Short-Term Investments		1,365,990	1,365,990	3.83

Total Investments in Investment Funds and Short-Term Investments		$19,534,859	21,541,849	60.32

Other Assets, less Liabilities			14,173,390	39.68

Total Partners’ Capital			$35,715,239	100.00%

Detailed information about all of the Investment Funds’ portfolios is not available.

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Item 2. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s third fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT.

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Fund of Hedge Funds II LP

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 30, 2007

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 30, 2007

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 30, 2007